BORROWINGS (Details - Corporate Borrowings - Credit Facilities and Medium Term Notes) $ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Sep. 20, 2018 CAD ($)	Feb. 22, 2018	Dec. 31, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 20, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 10,718			$ 10,718		$ 11,766				$ 10,182
Long-term debt - repayments						3,527	$ 1,607	$ 1,975
Corporate Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			2,328			2,328	$ 2,393
Revolving Credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 201			$ 201
Weighted Average Interest Rate			3.30%			3.30%	2.60%
Weighted Average Borrowings Term			4.4			4.4	4.5
Corporate credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Available portion of corporate credit facilities			$ 1,371			$ 1,371	$ 1,212
Corporate credit facilities | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings										$ 1,700	$ 300
Weighted Average Interest Rate										1.20%
Unsecured revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Placed funds on deposit			251			251
Unsecured revolving credit facility | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			$ 400			$ 400
Borrowings, maturity			one year to December 2019
Weighted Average Interest Rate			2.00%			2.00%
Placed funds on deposit			$ 200			$ 200
Accured Intested						8	1
Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, maturity		2022
Weighted Average Interest Rate		9.75%
Medium Term Notes | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 300								$ 231
Borrowings, maturity	January 2029
Weighted Average Interest Rate	4.25%								4.25%
Long-term debt - repayments				$ 200	$ 153
Authorized corporate credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Available portion of corporate credit facilities			2,100			2,100	2,090
Draws on corporate credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Available portion of corporate credit facilities			(721)			(721)	(685)
Issued letters of credit
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Available portion of corporate credit facilities			(8)			(8)	(193)
Subscription facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Available portion of corporate credit facilities			$ 6			$ 6	$ 202